Other Non-Financial Assets - Summary of Other Non-Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 147,380,528	$ 138,471,625
Investments property [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	96,955,060	89,610,895
Tax advances [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	22,853,276	13,356,481
Advanced prepayments [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	24,683,424	31,204,902
Other [member]
Disclosure of other non-financial assets [line items]
Other non-financial assets	$ 2,888,768	$ 4,299,347